Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2022 and the comparative financial information for the three months ended March 31, 2021 and for the year ended December 31, 2021 include the accounts of the Company, and its subsidiaries, based upon information of Paysafe Limited after giving effect to the transaction with FTAC completed on March 30, 2021.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022 or any other interim period.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2021 on Form 20-F filed on March 28, 2022.

Disaggregation of Revenue

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: US Acquiring and Digital Commerce. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at both the segment and reporting unit level (See Note 15).

We do not have any material contract balances associated with our contracts with customers as of March 31, 2022 and December 31, 2021. The Company has applied the practical expedient to exclude disclosure of remaining performance obligations as the Company's contracts typically have a term of one year or less.

Significant accounting policies

Significant accounting policies

There have been no material changes in our significant accounting policies during the three months ended March 31, 2022. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2021 on Form 20-F filed on March 28, 2022.

Recently Adopted Accounting Pronouncements

Recent Accounting Pronouncements

Convertible Debt Instruments

In August 2020, the FASB issued ASU No. 2020-06 Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. This update reduces the number of accounting models for convertible debt instruments resulting in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in-capital. In addition, this update also makes targeted changes to the disclosures for convertible instruments and earnings-per-share guidance. This guidance may be adopted through either a modified retrospective or fully retrospective method of transition and will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years, and must be adopted as of the beginning of the Company's fiscal year. The Company adopted this new guidance effective January 1, 2022. This new guidance did not have an effect on our unaudited condensed consolidated financial statements.